Schedule of Operating Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of inventory used and services provided		$ 90	$ 2,317	$ 410
Restructuring costs				507
Modification of building lease			(219)
Impairment of right of use asset			131	106
Total operating expenses		13,931	9,358	10,774
Unfunded Plan [Member] | Other Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Salaries and short-term employee benefits	[1]	1,646	1,540	1,705
Consultant’s fees	[1]	163	167	194
Termination benefits	[1]			503
Post-employment benefits, including defined contribution plan benefits of $33 in 2021, $33 in 2020 and $195 in 2019		70	86	257
Share-based compensation costs	[1]	295	160	784
Key management personnel compensation	[1]	2,174	1,953	3,443
Salaries and short-term employee benefits		1,160	1,004	1,257
Post-employment benefits, including defined contribution plan benefits of $15 in 2021, $9 in 2020 and $25 in 2019		139	159	78
Share-based compensation costs		16	(99)	9
Other employees compensation		1,315	1,064	1,344
Cost of inventory used and services provided		90	2,186	309
Professional fees		2,749	1,969	2,599
Insurance		1,077	861	890
Third-party research and development		5,047	414	322
Consulting fees		553	587	144
Restructuring costs				507
Travel		130	66	154
Marketing services		222	39	18
Laboratory supplies		114	36	23
Other goods and services		162	72	137
Leasing costs, net of sublease receipts of $nil in 2021, $nil in 2020 and $214 in 2019		112	218	247
Modification of building lease			(219)
(Reversal) impairment of other asset and inventory			(8)	270
Depreciation and amortization of property, equipment and intangibles		25	29	37
Depreciation - right to use assets		120	203	278
Impairment of right of use asset				22
Operating foreign exchange losses (gains)		41	(112)	30
Operating expenses excluding management and Employee compensation		10,442	6,341	5,987
Total operating expenses		$ 13,931	$ 9,358	$ 10,774

[1]	Key management includes the Company’s executive management team and directors.